CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Note 3 - CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of cash, demand deposits and highly liquid investments with original maturities of three months or less. Cash and cash equivalents are carried at cost which approximates fair value. Cash and cash equivalents at December 31, 2018 included cash at the amount of $21,007.